UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [    ]  Amendment Number:
This Amendment:		[    ]  is a restatement.
			[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		GenSpring Family Offices LLC
		(formerly Asset Management Advisors, LLC)
Address:	3801 PGA Boulevard, Suite 555
		Palm Beach Gardens, FL 33410

13F File Number: 028-11399

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert J. Hille
Title:		Vice President
Phone:		561-746-8444

Signature		 Place				Date of Signing:
Robert J. Hille		Palm Beach Gardens, FL		October 30, 2007

Report Type (Check only one.):

[   ]	13F HOLDINGS REPORT.

[ X ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

List of Other Managers Reporting for this Manager:
28-04696    SunTrust Banks, Inc.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	    0
Form 13F Information Table Entry Total:	    0
Form 13F Information Table Value Total:	    $0 (x1000)


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